Dana Large Cap Equity Fund
Schedule of Investments
January 31, 2024 - (Unaudited)
COMMON STOCKS — 99.25% Shares Fair Value
Communications — 8.73%
Alphabet, Inc., Class A
(a)
23,000 $ 3,222,300
Comcast Corp., Class A 26,000 1,210,040
Meta Platforms, Inc., Class A
(a)
4,100 1,599,574
T-Mobile US, Inc. 7,200 1,160,856
7,192,770
Consumer Discretionary — 10.14%
Amazon.com, Inc.
(a)
18,600 2,886,720
Lululemon Athletica, Inc.
(a)
2,550 1,157,241
Marriott International, Inc., Class A 5,900 1,414,407
PulteGroup, Inc. 14,400 1,505,664
Restaurant Brands International, Inc. 17,800 1,389,824
8,353,856
Consumer Staples — 6.16%
Kimberly-Clark Corp. 10,500 1,270,185
Kroger Co. (The) 31,000 1,430,340
Mondelez International, Inc., Class A 9,000 677,430
Sysco Corp. 19,000 1,537,670
Walmart, Inc. 1,000 165,250
5,080,875
Energy — 3.82%
Baker Hughes Co., Class A 10,000 285,000
Chevron Corp. 500 73,715
ConocoPhillips 4,000 447,480
Exxon Mobil Corp. 1,000 102,810
Marathon Petroleum Corp. 7,400 1,225,440
Pioneer Natural Resources Co. 4,400 1,011,252
3,145,697
Financials — 10.14%
American Express Co. 8,000 1,605,920
Bank of America Corp. 1,000 34,010
Bank of New York Mellon Corp. (The) 29,000 1,608,340
Interactive Brokers Group, Inc., Class A 16,800 1,491,000
JPMorgan Chase & Co. 5,200 906,672
Reinsurance Group of America, Inc. 7,500 1,304,175
Wells Fargo & Co. 28,000 1,405,040
8,355,157
Health Care — 10.79%
AbbVie, Inc. 3,800 624,720
Bristol-Myers Squibb Co. 20,000 977,400
Eli Lilly & Co. 1,900 1,226,659
IQVIA Holdings, Inc.
(a)
4,400 916,212
McKesson Corp. 3,500 1,749,615
Merck & Co., Inc. 15,000 1,811,700
UnitedHealth Group, Inc. 3,100 1,586,394
8,892,700

Dana Large Cap Equity Fund
Schedule of Investments (continued)
January 31, 2024 - (Unaudited)
COMMON STOCKS — 99.25% - (continued) Shares Fair Value
Industrials — 10.37%
Boston Scientific Corp.
(a)
24,000 $ 1,518,240
Caterpillar, Inc. 4,900 1,471,519
Huntington Ingalls Industries, Inc. 5,000 1,294,600
Lincoln Electric Holdings, Inc. 7,000 1,555,540
Norfolk Southern Corp. 5,100 1,199,724
Parker-Hannifin Corp. 3,250 1,509,625
8,549,248
Materials — 2.29%
Graphic Packaging Holding Co. 36,000 918,360
Linde PLC 2,400 971,592
1,889,952
Real Estate — 2.37%
Gaming and Leisure Properties, Inc. 21,000 958,650
Iron Mountain, Inc. 14,800 999,296
1,957,946
Technology — 32.19%
Adobe, Inc.
(a)
2,600 1,606,228
Apple, Inc. 25,000 4,610,000
Broadcom, Inc. 1,440 1,699,200
CrowdStrike Holdings, Inc., Class A
(a)
4,500 1,316,250
Dell Technologies, Inc., Class C 20,000 1,657,600
Fiserv, Inc.
(a)
5,000 709,350
Microsoft Corp. 12,600 5,009,508
NVIDIA Corp. 3,800 2,338,026
Palo Alto Networks, Inc.
(a)
4,200 1,421,742
Salesforce, Inc.
(a)
5,400 1,517,886
ServiceNow, Inc.
(a)
1,800 1,377,720
Visa, Inc., Class A 6,000 1,639,560
Workday, Inc., Class A
(a)
5,600 1,629,992
26,533,062
Utilities — 2.25%
CenterPoint Energy, Inc. 37,000 1,033,780
NextEra Energy, Inc. 14,000 820,820
1,854,600
Total Common Stocks (Cost $57,174,098) 81,805,863
MONEY MARKET FUNDS — 0.49%
Fidelity Investments Money Market Government Portfolio, Institutional
Class, 5.26%
(b)
399,751 399,751
Total Money Market Funds (Cost $399,751) 399,751
Total Investments — 99.74% (Cost $57,573,849) 82,205,614
Other Assets in Excess of Liabilities — 0.26% 211,253
NET ASSETS — 100.00% $ 82,416,867

Dana Large Cap Equity Fund
Schedule of Investments (continued)
January 31, 2024 - (Unaudited)
(a) Non-income producing security.
(b) Rate disclosed is the seven day effective yield as of January 31, 2024.

Dana Epiphany ESG Small Cap Equity Fund
Schedule of Investments
January 31, 2024 - (Unaudited)
COMMON STOCKS — 98.93% Shares Fair Value
Communications — 1.01%
Ooma, Inc.
(a)
24,674 $ 266,973
Consumer Discretionary — 11.59%
Bloomin' Brands, Inc. 17,389 462,895
Boot Barn Holdings, Inc.
(a)
6,394 458,706
Deckers Outdoor Corp.
(a)
779 587,156
GMS, Inc.
(a)
6,308 530,881
Group 1 Automotive, Inc. 1,655 430,399
Modine Manufacturing Co.
(a)
8,487 586,367
3,056,404
Consumer Staples — 3.51%
e.l.f. Beauty, Inc.
(a)
3,263 520,546
Simply Good Foods Co. (The)
(a)
10,731 405,632
926,178
Energy — 6.81%
Chord Energy Corp. 2,801 430,682
EnerSys 4,896 467,911
Matador Resources Co. 8,236 452,073
Weatherford International PLC
(a)
4,969 444,974
1,795,640
Financials — 15.69%
Atlantic Union Bancshares Corp. 12,553 428,810
AXIS Capital Holdings Ltd. 7,622 453,661
Evercore, Inc., Class A 2,854 490,117
Pinnacle Financial Partners, Inc. 5,252 464,172
Primerica, Inc. 2,145 502,274
SouthState Corp. 5,376 446,746
Stifel Financial Corp. 7,137 520,644
Synovus Financial Corp. 7,985 300,715
Wintrust Financial Corp. 5,451 528,638
4,135,777
Health Care — 14.12%
Alkermes PLC
(a)
6,709 181,478
Axsome Therapeutics, Inc.
(a)
4,392 395,412
Blueprint Medicines Corp.
(a)
3,907 310,724
Cytokinetics, Inc.
(a)
4,177 326,349
Deciphera Pharmaceuticals, Inc.
(a)
11,515 164,895
Denali Therapeutics, Inc.
(a)
8,780 140,568

Dana Epiphany ESG Small Cap Equity Fund
Schedule of Investments (continued)
January 31, 2024 - (Unaudited)
COMMON STOCKS — 98.93% - (continued) Shares Fair Value
Health Care — 14.12% - (continued)
DocGo, Inc.
(a)
89,718 $ 331,957
Ensign Group, Inc. (The) 4,244 480,505
Insmed, Inc.
(a)
5,656 157,237
Lantheus Holdings, Inc.
(a)
7,382 383,347
Madrigal Pharmaceuticals, Inc.
(a)
1,047 226,895
TG Therapeutics, Inc.
(a)
5,963 96,839
TransMedics Group, Inc.
(a)
6,145 527,057
3,723,263
Industrials — 15.03%
Applied Industrial Technologies, Inc. 3,039 536,262
Atkore, Inc.
(a)
3,266 498,163
Cactus, Inc., Class A 10,585 449,227
Clean Harbors, Inc.
(a)
2,786 467,937
FTI Consulting, Inc.
(a)
2,348 449,900
Hub Group, Inc., Class A
(a)
11,664 528,146
Installed Building Products, Inc. 2,715 529,018
John Bean Technologies Corp. 5,093 502,985
3,961,638
Materials — 6.43%
Advanced Drainage Systems, Inc. 4,099 534,592
Avient Corp. 9,599 347,580
Eagle Materials, Inc. 1,919 434,231
Element Solutions, Inc. 17,023 378,421
1,694,824
Real Estate — 5.90%
Agree Realty Corp. 6,483 386,452
Realty Income Corp. 7,149 388,839
STAG Industrial, Inc. 10,552 389,791
Tanger Factory Outlet Centers, Inc. 14,583 392,282
1,557,364
Technology — 16.35%
Axcelis Technologies, Inc.
(a)
4,246 552,192
i3 Verticals, Inc., Class A
(a)
21,079 395,020
Lattice Semiconductor Corp.
(a)
7,930 482,620
PDF Solutions, Inc.
(a)
16,568 516,922
Perficient, Inc.
(a)
7,536 513,428
Perion Network Ltd.
(a)
9,765 287,579

Dana Epiphany ESG Small Cap Equity Fund
Schedule of Investments (continued)
January 31, 2024 - (Unaudited)
COMMON STOCKS — 98.93% - (continued) Shares Fair Value
Technology — 16.35% - (continued)
Tenable Holdings, Inc.
(a)
10,443 $ 491,865
Teradata Corp.
(a)
11,481 530,193
Veeco Instruments, Inc.
(a)
16,890 538,453
4,308,272
Utilities — 2.49%
Chesapeake Utilities Corp. 3,323 336,553
Clearway Energy, Inc., Class C 13,169 319,217
655,770
Total Common Stocks (Cost $23,293,287) 26,082,103
MONEY MARKET FUNDS — 1.11%
Fidelity Investments Money Market Government Portfolio, Institutional
Class, 5.26%
(b)
293,127 293,127
Total Money Market Funds (Cost $293,127) 293,127
Total Investments — 100.04% (Cost $23,586,414) 26,375,230
Liabilities in Excess of Other Assets — (0.04)% (10,581)
NET ASSETS — 100.00% $ 26,364,649
(a) Non-income producing security.
(b) Rate disclosed is the seven day effective yield as of January 31, 2024.

Dana Epiphany ESG Equity Fund
Schedule of Investments
January 31, 2024 - (Unaudited)
COMMON STOCKS — 99.28% Shares Fair Value
Communications — 8.58%
Alphabet, Inc., Class A
(a)
13,400 $ 1,877,340
Alphabet, Inc., Class C
(a)
4,600 652,280
Comcast Corp., Class A 22,000 1,023,880
Interpublic Group of Cos., Inc. 30,000 989,700
T-Mobile US, Inc. 3,500 564,305
Verizon Communications, Inc. 5,000 211,750
5,319,255
Consumer Discretionary — 10.26%
Amazon.com, Inc.
(a)
13,000 2,017,600
Autoliv, Inc. 8,000 856,960
Home Depot, Inc. (The) 2,100 741,216
Lululemon Athletica, Inc.
(a)
1,200 544,584
PulteGroup, Inc. 11,000 1,150,160
Tapestry, Inc. 27,000 1,047,330
6,357,850
Consumer Staples — 5.99%
Darling Ingredients, Inc.
(a)
5,000 216,500
General Mills, Inc. 14,400 934,704
Kimberly-Clark Corp. 8,400 1,016,148
Mondelez International, Inc., Class A 7,000 526,890
Sysco Corp. 12,600 1,019,718
3,713,960
Energy — 3.71%
ConocoPhillips 3,000 335,610
Ovintiv, Inc. 7,000 296,940
Pioneer Natural Resources Co. 3,600 827,388
Weatherford International PLC
(a)
9,400 841,770
2,301,708
Financials — 7.56%
American Express Co. 6,000 1,204,440
Bank of New York Mellon Corp. (The) 21,000 1,164,660
Reinsurance Group of America, Inc. 6,900 1,199,841
Webster Financial Corp. 22,600 1,118,248
4,687,189
Health Care — 10.57%
Cigna Corp. 3,800 1,143,610
CVS Health Corp. 13,800 1,026,306

Dana Epiphany ESG Equity Fund
Schedule of Investments (continued)
January 31, 2024 - (Unaudited)
COMMON STOCKS — 99.28% - (continued) Shares Fair Value
Health Care — 10.57% - (continued)
Elevance Health, Inc. 2,400 $ 1,184,256
IQVIA Holdings, Inc.
(a)
5,200 1,082,796
Waters Corp.
(a)
3,100 984,901
Zoetis, Inc., Class A 6,000 1,126,860
6,548,729
Industrials — 12.26%
Boston Scientific Corp.
(a)
19,800 1,252,548
CSX Corp. 34,400 1,228,080
Deere & Co. 3,000 1,180,740
Johnson Controls International PLC 8,000 421,520
Lincoln Electric Holdings, Inc. 5,800 1,288,876
nVent Electric PLC 21,000 1,260,840
TE Connectivity Ltd. 6,800 966,892
7,599,496
Materials — 2.31%
Graphic Packaging Holding Co. 27,500 701,525
Linde PLC 1,800 728,694
1,430,219
Real Estate — 3.95%
Hannon Armstrong Sustainable Infrastructure Capital, Inc. 40,000 951,600
Iron Mountain, Inc. 11,800 796,736
STAG Industrial, Inc. 19,000 701,860
2,450,196
Technology — 31.89%
Accenture PLC, Class A 3,500 1,273,580
Apple, Inc. 15,000 2,766,000
Cadence Design Systems, Inc.
(a)
4,600 1,326,916
Cisco Systems, Inc. 23,000 1,154,140
CrowdStrike Holdings, Inc., Class A
(a)
4,300 1,257,750
Fiserv, Inc.
(a)
8,500 1,205,895
Microchip Technology, Inc. 9,400 800,692
Microsoft Corp. 8,000 3,180,640
NVIDIA Corp. 2,700 1,661,229
Salesforce, Inc.
(a)
4,700 1,321,123
ServiceNow, Inc.
(a)
1,750 1,339,450
Visa, Inc., Class A 4,400 1,202,344

Dana Epiphany ESG Equity Fund
Schedule of Investments (continued)
January 31, 2024 - (Unaudited)
COMMON STOCKS — 99.28% - (continued) Shares Fair Value
Technology — 31.89% - (continued)
Workday, Inc., Class A
(a)
4,400 $ 1,280,708
19,770,467
Utilities — 2.20%
NextEra Energy, Inc. 11,700 685,971
Portland General Electric Co. 16,500 675,345
1,361,316
Total Common Stocks (Cost $52,880,530) 61,540,385
MONEY MARKET FUNDS — 0.80%
Fidelity Investments Money Market Government Portfolio, Institutional
Class, 5.26%
(b)
494,529 494,529
Total Money Market Funds (Cost $494,529) 494,529
Total Investments — 100.08% (Cost $53,375,059) 62,034,914
Liabilities in Excess of Other Assets — (0.08)% (51,885)
NET ASSETS — 100.00% $ 61,983,029
(a) Non-income producing security.
(b) Rate disclosed is the seven day effective yield as of January 31, 2024.